ORGANIZATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital (deficit)	$ 168	$ 2,785
Net profit (loss)	$ (1,665)	$ 4,616	$ 1,154